Revenue (Details) - Schedule of liabilities associated with the engineering services contracts - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of liabilities associated with the engineering services contracts [Abstract]
Deferred revenue	$ 1,840	$ 1,665